Filed with the Securities and Exchange Commission on April 26, 2010

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 320	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 322	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ___________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 320 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2009, and to respond to Staff comments with respect to the Trust’s series:  Al Frank Fund and Al Frank Dividend Value Fund.

AL FRANK FUND
Investor Class (VALUX)
Advisor Class (VALAX)

AL FRANK DIVIDEND VALUE FUND
Investor Class (VALDX)
Advisor Class (VALEX)

Each Fund is a series of Advisors Series Trust (the “Trust”)

PROSPECTUS
April 30, 2010

The Al Frank Fund is a diversified no-load mutual fund that seeks long-term capital appreciation by investing in undervalued and out of favor equity securities.

The Al Frank Dividend Value Fund is a diversified no-load mutual fund that seeks long-term total return from both capital appreciation and, secondarily, dividend income by investing in undervalued and out of favor dividend-paying equity securities.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Al Frank Fund
Investor and Advisor Classes

Al Frank Dividend Value Fund
Investor and Advisor Classes

Summary Section

Al Frank Fund

Investment Objective
The investment objective of the Al Frank Fund is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Advisor Class
Management Fee	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.67%	1.42%
Less: Fee Waiver and/or Expense Reimbursement	-0.18%	-0.18%
Net Annual Fund Operating Expenses(1)	1.49%	1.24%
(1)
Al Frank Asset Management, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fees and/or pay Fund expenses of the Al Frank Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.49% of the average daily net assets of the Investor Class and 1.24% of the average daily net assets of the Advisor Class.  The expense limitation will remain in effect through at least April 30, 2011, and may be terminated only by the Trust’s Board of Trustees (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$152	$509	$890	$1,961
Advisor Class	$126	$432	$759	$1,686

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.43% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Advisor selects equity securities that it believes are out of favor and undervalued.  The Advisor then attempts to purchase the securities and hold them until it believes that the securities have reached their fair value.

The Advisor selects equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants.  The Fund may invest in securities of foreign issuers (“foreign securities”), provided that they are publicly traded in the United States, including in American Depositary Receipts (“ADRs”).  The Advisor screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to its historical norms, its industry peers or the overall market.   The Advisor utilizes these and other fundamental valuation metrics as well as its assessments of a company’s long-term growth prospects and risk characteristics, in order to establish a target price for each stock. The target price represents the price at which the Advisor believes the stock is fairly valued.  Those stocks with significant appreciation potential relative to these target prices become available for selection.  The Advisor employs a go-anywhere style focused on uncovering undervalued stocks independent of market capitalization.  The Fund’s portfolio is expected to hold both dividend and non-dividend paying stocks and seeks broad market diversification via exposure to a significant number of major market sectors and industry groups.

The Advisor may sell positions as they reach or approach their target prices, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

To earn additional income, the Fund, through its agent, may lend its portfolio securities to broker-dealers amounting to no more than 33 1/3% of the total assets of the Fund (including any collateral posted) or 50% of the total assets of the Fund (excluding any collateral posted).  When the Fund loans its portfolio securities, it will receive collateral equal to at least 102% of the value of the loaned securities.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Management risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•	Market risk – The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods.
•
Small- and medium-sized companies risk – Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

•
Equity risk – The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•
Securities lending risk – There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

•
Value style investing risk - The Advisor follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

•
Foreign securities risk - The Fund may also invest in foreign securities which are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.alfrankfunds.com or by calling the Fund toll-free at 888.263.6443.

Al Frank Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 30.95% for the quarter ended June 30, 2003, and the lowest quarterly return was -27.79% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2009

Al Frank Fund – Investor Class	1 Year	5 Years	10 Years	Since Inception(1)
Return Before Taxes	35.02%	-0.63%	7.45%	9.55%
Return After Taxes on Distributions	34.89%	-1.12%	7.02%	9.18%
Return After Taxes on Distributions and Sale of Fund Shares	22.94%	-0.44%	6.56%	8.56%
Al Frank Fund – Advisor Class
Return Before Taxes	35.36%	-0.42%	7.56%	9.64%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%	2.89%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	-0.20%	3.24%
(1)
Investor Class Shares commenced operations on January 2, 1998; Advisor Class Shares commenced operations on April 30, 2006.  Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Adviser:  Al Frank Asset Management, Inc. is the investment advisor of the Fund.

Portfolio Manager:  Mr. John Buckingham, Chief Investment Officer of the Advisor, is the portfolio manager of the Fund and has been portfolio manager since the Fund’s inception.  He is supported by a team of researchers.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (The Al Frank Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 888.263.6443, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular Accounts and Individual Retirement Accounts (“IRAs”)	$1,000	$100
Advisor Class
Regular Accounts and IRAs	$100,000	$100

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Al Frank Dividend Value Fund (“Dividend Value Fund”)

Investment Objectives
The investment objectives of the Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Advisor Class
Management Fee	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses	1.26%	1.26%
Total Annual Fund Operating Expenses(1)	2.51%	2.26%
Less: Fee Waiver and/or Expense Reimbursement	-0.52%	-0.52%
Net Annual Fund Operating Expenses(2)	1.99%	1.74%
(1)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include AFFE.  For the fiscal year ended December 31, 2009, the Fund incurred AFFE totaling 0.01% or less of the Fund’s average daily net assets; these AFFE are included in “Other Expenses” above.

(2)
The Advisor has contractually agreed to waive all or a portion of its management fees and/or pay Fund expenses for the Dividend Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.98% of the average daily net assets of the Investor Class and 1.73% of the average daily net assets of the Advisor Class.  The expense limitation will remain in effect through at least April 30, 2011, and may be terminated only by the Board.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$202	$732	$1,289	$2,807
Advisor Class	$177	$656	$1,163	$2,555

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.17% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, and it primarily invests in equity securities that pay or are expected to pay dividends.  The Fund may invest in companies of any size, from larger, well-established companies to smaller companies.

The Advisor selects dividend-paying equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants, on the basis of fundamental corporate analysis.  The Fund may also invest in foreign securities, provided that they are publicly traded in the United States, including in ADRs.  The Advisor screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to its historical norms, its industry peers or the overall market.  The Fund’s portfolio seeks broad diversification via exposure to a significant number of major market sectors and industry groups.

The Advisor may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Management risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•	Market risk – The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods.
•
Small- and medium-sized companies risk – Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

•
Equity risk – The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•
Value style investing risk - The Advisor follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

•
Foreign securities risk - The Fund may also invest in foreign securities which are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.alfrankfunds.com or by calling the Fund toll-free at 888.263.6443.

Dividend Value Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 16.69% for the quarter ended September 30, 2009, and the lowest quarterly return was -22.00% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2009
Dividend Value Fund – Investor Class	1 Year	5 Years	Since Inception(1)
Return Before Taxes	24.41%	0.30%	2.26%
Return After Taxes on Distributions	24.21%	0.00%	1.97%
Return After Taxes on Distributions and Sale of Fund Shares	16.14%	0.29%	1.97%
Dividend Value Fund – Advisor Class
Return Before Taxes	24.79%	0.48%	2.43%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	2.10%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	2.60%
(1)
Investor Class Shares commenced operations on September 30, 2004; Advisor Class Shares commenced operations on April 30, 2006.  Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Advisor:  Al Frank Asset Management, Inc. is the investment advisor of the Fund.

Portfolio Manager:  Mr. John Buckingham, Chief Investment Officer of the Advisor, is the portfolio manager of the Fund and has been portfolio manager since the Fund’s inception.  He is supported by a team of researchers.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Al Frank Dividend Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 888.263.6443, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular Accounts and IRAs	$1,000	$100
Advisor Class
Regular Accounts and IRAs	$100,000	$100

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Principal Strategies, Related Risks and Disclosure of Portfolio Holdings

Al Frank Fund

How does the Al Frank Fund Seek to Achieve its Investment Objective?

Under normal market conditions, the Advisor selects equity securities for the Fund’s portfolio that it believes are out of favor and undervalued, i.e., those trading for low fundamental valuations relative to what the Advisor thinks their businesses will be worth over the next five years.  The Advisor then attempts to purchase the securities and hold them until it believes that the securities have reached their fair value.

Dividend Value Fund

How does the Dividend Value Fund Seek to Achieve its Investment Objective?

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, and it primarily invests in equity securities that pay or are expected to pay dividends.  The Fund’s policy of investing in equity securities may only be changed upon 60 days’ prior notice to shareholders.  Despite the focus on dividend paying stocks, the Advisor believes that its value-oriented total return investment strategy will favor appreciation over dividend yield.  The Advisor believes that investing in dividend paying stocks will result in lower levels of volatility. The Fund may invest in companies of any size, from larger, well-established companies to smaller companies.

The Advisor selects dividend-paying equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants, on the basis of fundamental corporate analysis.

How does the Advisor Select Equity Securities for each Fund’s Portfolio?

For each Fund, the Advisor selects equity securities consisting of common stocks and securities having the characteristics of common stocks.  The Funds may also invest in foreign securities, provided that they are publicly traded in the United States, including in ADRs.  The Advisor screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to its historical norms, its industry peers or the overall market.  The Funds’ portfolios seek broad diversification via exposure to a significant number of major market sectors and industry groups.  The Advisor employs a go-anywhere style focused on uncovering undervalued stocks independent of market capitalization.  Stock selection is driven by bottom-up fundamental analysis in the context of macroeconomic and industry data.  The Advisor distills company fundamentals and growth prospects into earnings and cash flow estimates applied against a determination of fair-value multiples to arrive at target prices.  Stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection.

The Advisor may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive  stock is identified.

Temporary Defensive Investment Strategies

For temporary defensive purposes, the Advisor may invest without limit in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Funds not achieving their investment objectives.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

What are the Principal Risks of Investing in the Funds?

The principal risks of investing in the Funds that may adversely affect the Funds’ net asset values (“NAV”) or total returns have previously been summarized under each Fund’s “Summary Section.”  These risks are discussed in more detail below.

Management Risk.  The skill of the Advisor will play a significant role in the Funds’ ability to achieve their investment objectives.  The Funds’ ability to achieve their investment objectives depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Funds’ ability to achieve their investment objectives depends on the Advisor’s ability to select stocks, particularly in volatile stock markets.  The Advisor could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Market Risk.  The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.  Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Funds’ shares will fluctuate due to the movement of the overall stock market or the value of the individual securities held by the Funds.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of the Funds.

Small- and Medium-Sized Companies Risk.  Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger and more established companies, because they can be subject to more abrupt or erratic share price changes than larger, more established companies.  Smaller companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity, and their prices may be more volatile.

Equity Risk.  The risks that could affect the value of the Funds’ shares and the total return on your investment include the possibility that the equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market in general, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.  This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Securities Lending Risk.  To earn additional income, the Al Frank Fund, through its agent, may lend its portfolio securities to broker-dealers amounting to no more than 33 1/3% of the total assets of the Fund (including any collateral posted) or 50% of the total assets of the Fund (excluding any collateral posted).  When the Al Frank Fund loans its portfolio securities, it will receive collateral equal to at least 102% of the value of the loaned securities.  The Fund’s collateral may consist of cash or cash equivalents, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, an irrevocable bank letter of credit, or any combination thereof.  Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.  In addition, if the Fund’s securities are sold while out on loan and the securities are not returned timely by the borrower, there is a possibility that the sale transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the Fund.  As well, any investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Value Style Investing Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Foreign Securities Risk.  The Funds may also invest in foreign securities, which may be subject to special risks. The Funds’ returns and NAV may be affected by several factors, including those described below.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Funds’ investments.  The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Funds’ investments.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A list of each Fund’s top ten portfolio holdings and sector composition as of each calendar quarter-end is made available to the public no later than seven business days after the calendar quarter-end at www.alfrankfunds.com.  A complete list of each Fund’s portfolio holdings as of each calendar quarter-end is available upon request approximately seven business days after the calendar quarter-end by calling 888.263.6443.

Management of the Funds

The Advisor

The Advisor, Al Frank Asset Management, Inc., 32392 Coast Highway, Suite 260, Laguna Beach, California 92651-6784, has provided asset management services to individuals and institutional investors since 1977 and presently has assets under management of approximately $472 million.  The Advisor is also the Editor of The Prudent Speculator, a nationally known investment newsletter that has been in circulation since 1977.  The Advisor is wholly owned by AF Holdings, Inc., which is a privately owned Minnesota corporation.

The Advisor provides the Funds with advice on buying and selling securities, manages the investments of the Funds, furnishes the Funds with office space and certain administrative services, and provides personnel needed by the Funds.  For its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly of 1.00% of each Fund’s average daily net assets.  For the fiscal year ended December 31, 2009, the Advisor received management fees of 0.82% of the Al Frank Fund’s average daily net assets, net of waivers, and 0.48% of the Dividend Value Fund’s average daily net assets, net of waivers.

A discussion regarding the basis for the Board’s approval of the Advisor’s investment advisory agreement for the Funds is available in the Funds’ Annual Report dated December 31, 2009.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Portfolio Managers

Each Fund’s Chief Investment Officer is John Buckingham. As each Fund’s Chief Investment Officer, Mr. Buckingham is principally responsible for the day-to-day management of the Funds’ portfolios.  He is supported by a team of researchers.  Mr. Buckingham joined the Advisor in 1987, and has managed the Funds since their inception.  He is also Director of Research and Editor of The Prudent Speculator.

The SAI provides additional information about Mr. Buckingham’s compensation, other accounts he manages and his ownership of securities in the Funds.

Fund Expenses

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses of the Al Frank Fund to ensure that its Investor Class and Advisor Class Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.49% and 1.24%, respectively, of their average daily net assets.  The Advisor has also contractually agreed to waive a portion or all of its management fees and/or pay expenses of the Dividend Value Fund to ensure that its Investor Class and Advisor Class Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.98% and 1.73%, respectively, of their average daily net assets.  If the Advisor requests, any waiver in management fees or payment of Fund expenses may be recouped by the Advisor in subsequent fiscal years.  This recoupment may be requested if the aggregate amount actually paid by each respective Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to recoup management fees waived and/or Fund expenses paid in the prior three fiscal years from the date the management fees were waived and/or Fund expenses were paid.  Any such recoupment must be approved by the Board.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees waived and/or Fund expenses paid.

Description of Classes

The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares of the Funds.  The Funds offer two classes of shares – Investor Class and Advisor Class.  This Prospectus offers both the Investor Class and Advisor Class.  The initial investment minimums for the Investor Class and Advisor Class are $1,000 and $100,000, respectively.

The Trust has adopted a plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) (“Rule 12b-1”) that allows the Funds to pay distribution and service fees for the sales, distribution and servicing of their shares.  With respect to Investor Class Shares of the Funds, the plan provides for a distribution fee of up to 0.25% of their average daily net assets.  Because these fees are paid out of the Investor Class Shares’ assets, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  A Rule 12b-1 fee is not imposed on the Advisor Class Shares of the Funds.

Investor Guide

Pricing the Funds’ Shares

The price of each Fund’s shares is based on its NAV per share.  This is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV per share, portfolio securities are valued using current market values or official closing prices, if available.  Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board.  The NAV per share is calculated at the close of regular trading of the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time).  The NAV per share will not be calculated on days that the NYSE is closed for trading.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV per share may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares in a Fund that holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date which assets are valued.  Where the security is listed on more than one exchange, a Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Fund securities listed on the Nasdaq Global Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the closing bid price on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Funds’ management to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board will review the fair value pricing procedures periodically to ensure their continued accuracy.

When is Money Invested in the Funds?

The price per share will be the NAV per share next computed after the time the account application and funds are received in proper order and accepted by the Funds.  “Proper order” means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to either the “Al Frank Fund” or the “Al Frank Dividend Value Fund.”  All requests received in proper order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern time) will receive the next business day’s NAV.  The determination of NAV per share for a particular day is applicable to all requests to purchase shares and redeem shares, received at or before the close of trading on the NYSE on that day (normally, 4:00 p.m. Eastern time).  Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be based on the NAV per share as determined as of the close of trading on the next day the NYSE is open.

How to Purchase Shares

Opening an Account

When buying Investor Class Shares and Advisor Class Shares, you must meet the following minimum investment requirements:

Investor Class	Initial	Additional

Regular Accounts and IRAs	$1,000	$100

Advisor Class	Initial	Additional

Regular Accounts and IRAs	$100,000	$100

Please note the following:

•
Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investments in the Funds and may also be purchased directly through the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).

•
Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administrative payment to any third-party.

•	A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

How to Purchase and Sell Shares Through an Authorized Broker or Investment Dealer

You may purchase and sell Fund shares through certain brokers (and their authorized agents) that have made arrangements with the Funds.  An order placed with such a broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds.  Your shares will be held in a pooled account in the broker’s name, and the broker will maintain your individual ownership information.  The Funds may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.  Investment advisors or financial planners may charge a management, consulting or other fee for their services.

Purchasing Shares Directly From the Funds

Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Funds, you may invest in the Funds directly by mail.  You may obtain an account application by contacting the Funds’ shareholder services line at 888.263.6443 or visiting the Funds’ website at www.alfrankfunds.com.  Simply complete the account application and mail it with a check (made payable to Al Frank Funds, Al Frank Fund or Al Frank Dividend Value Fund, as applicable) to the Transfer Agent at the address below.

By Regular Mail: Al Frank Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery: Al Frank Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Third Floor Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

The Funds will not accept payment in cash or money orders.  The Funds also will not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent U.S. street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 888.263.6443 if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

Investing by wire. If you are making your first investment in a Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:  [Name of the Fund and Class]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 888.263.6443.  Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments

Investing by telephone.  Investors, who have elected this option on their account application, may purchase additional shares directly from the Fund by calling 888.263.6443.  Each telephone order must be a minimum of $100.  Telephone orders will be processed via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account for 15 days prior to making a telephone purchase.  Your shares will be purchased at the next NAV per share calculated after your purchase order is received.

Investing by mail.  If you did not originally purchase through a broker, you can send a check, with the stub from an account statement, to the Funds at the address noted above under “Purchasing Shares Directly From the Funds.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Funds at 888.263.6443.

Automatic Investment Plan

Once you open your account, you may purchase shares of the Funds in any amount through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a monthly or quarterly basis.  To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 business days after the Transfer Agent has received your request to establish the AIP on your account.

If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account.  Any request to change or terminate an AIP should be submitted to the Transfer Agent at least five business days prior to the effective date of the next transaction.

Other Purchase Information

The Advisor, the Funds, or the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”) may waive the minimum investment requirements for purchases by certain groups or retirement plans.  A charge may be imposed if a check used to make an investment does not clear.  The Funds and their Distributor reserve the right to reject any investment, in whole or in part.  Federal tax law requires that investors or their brokers provide a certified taxpayer identification number and other certifications when opening an account in order to avoid backup withholding of taxes.  See the account application for more information about backup withholding.  Shares of the Funds have not been registered for sale outside of the United States.

The Funds do not issue share certificates.  All shares are held in non-certificated form on the books of the Funds, for the account of the shareholder.  The Funds, under certain circumstances, may accept investments of securities appropriate for the respective Fund’s portfolio, in lieu of cash.  Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.  The Advisor may, at its own expense, pay third parties for assistance in gathering assets for the Funds.

Services Available to Shareholders

Retirement Plans

The Funds offer IRA plans.  You may obtain information about opening an IRA account by calling 888.263.6443.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your broker.

Fund Mailings

Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

•	Annual and Semi-Annual shareholder reports (every six months); and

•	Quarterly account statements.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888.263.6443 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of the Funds at their NAV per share on each day the NYSE is open for trading.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Redemptions Through Brokers
If you own your shares through a broker, you will have to contact your broker to redeem your shares.  Redemption orders will be processed at the NAV per share next effective after receipt of the order from the broker.  The broker is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Fund may cancel the order if these documents are not received promptly.  Your broker may charge you a fee for handling your redemption transaction.

Redemptions for Direct Accounts

If you own your shares directly in your name through the Transfer Agent, you may redeem your shares by simply sending a written request to the Funds.  You should give your account number and state whether you want all or part of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and sent to:

By Regular Mail: Al Frank Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery: Al Frank Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Third Floor Milwaukee, Wisconsin 53202
Signature Guarantee.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	If a change of address was received by the Transfer Agent within the last 15 calendar days; and/or
•	For all redemption requests exceeding $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may receive a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

The Funds and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation program stamp in other circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Redemptions by Telephone

If you have completed the Telephone Options portion of the account application and your Fund shares are held directly in your name, you may redeem shares directly on any business day the NYSE is open for trading by calling the Transfer Agent at 888.263.6443 before 4:00 p.m. Eastern time.  Redemption proceeds will be sent on the next business day.  You may have your proceeds sent by check to your address of record, wired to your designated bank account, or sent via electronic funds transfer through the ACH network to a pre-determined bank account.  Wire charges, if any, will be deducted from your redemption proceeds on a complete or share certain redemption.  In the case of a partial or dollar certain redemption, the wire fee will be deducted from the remaining account balance.  You will not incur any charge to have proceeds sent by ACH; however, credit may not be available in your bank account for two to three days.  The maximum redemption allowed by telephone is $100,000.  Amounts in excess of $100,000 must be in writing and must include a signature guarantee as described above.  The Advisor reserves the right to waive the maximum telephone redemption for certain accounts, such as omnibus or certain retirement plan accounts.  The minimum amount that may be redeemed by telephone is $1,000.  Once a telephone transaction has been placed, it cannot be canceled or modified.

By using telephone redemption privileges, you authorize the Funds and their Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including the recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Funds nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Funds may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Contact the Transfer Agent at 888.263.6443 before submitting your request.

What Price is Used for Redemption?

The redemption price is the NAV per share of a Fund’s shares next determined after shares are validly tendered for redemption.  All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are Redemption Payments Made?

If you own your shares through a broker, the broker will credit your account promptly in accordance with the broker’s procedures.  If you own your shares directly (in your own name),  payments for redemptions are normally made on the day following the redemption, but no later than seven days after receipt of a request that meets the requirements described above.  However, the Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC.  If you purchase shares using a check and soon after request a redemption, the Funds will honor the redemption request, but will not mail proceeds until the check has cleared (usually within 12 days).

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares between the Funds. However, you should note the following:

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	You may generally only exchange shares of the same class;
•	You may exchange between different classes if investment minimums are met;
•	Before exchanging into a Fund, read about the Fund in this prospectus;
•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may result in a capital gain or loss;
•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	The minimum exchange amount between the Funds is $1,000;
•	Redemption fees will not be assessed when an exchange occurs between the Funds; and

•	If you have established telephone exchange privileges on your account, you may make a telephone request to exchange your shares for an additional $5 fee.

Systematic Withdrawal Plan

The Funds offer a Systematic Withdrawal Plan (“SWP”) whereby shareholders or their brokers may request that a check drawn in a predetermined amount be sent to them monthly, quarterly or annually.  Proceeds of a SWP may also be sent via electronic funds transfer through the ACH network to the bank account of record.  In order to utilize the electronic funds transfer method of payment, your bank must be an ACH member.  To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50.  The SWP may be terminated or modified by a shareholder or the Funds at any time without charge or penalty.  A withdrawal under the SWP involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds any increase in the value of your account (due to asset appreciation or dividends credited to your account, for example), the account ultimately may be depleted.  The redemption fee is currently waived on sales of Fund shares due to participation in the SWP.

Other Information about Redemptions

A redemption may result in recognition of a gain or loss for federal income tax purposes.  Due to the relatively high cost of maintaining smaller accounts, if you hold your shares in your name directly with a Fund and, due to redemptions you have made, the total value of your account is reduced to less than $500, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund.  If a Fund determines to make such a redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees
The Funds charge a 2.00% redemption fee on the redemption of Fund shares held for 60 days or less.  This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most redemptions of shares held for 60 days or less, the Funds may not always be able to track short-term trading effected through financial intermediaries in certain omnibus accounts or retirement plans.  In addition, because the Funds are required to rely on information from a financial intermediary as to the applicable redemption fee, the Funds cannot ensure that the financial intermediary is always imposing such fees on the underlying shareholder account in accordance with the Funds’ policies.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that a Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when each Fund calculates its NAV per share.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More information regarding fair value pricing can be found under the heading titled, “Pricing the Funds’ Shares.”

Redemption-in-Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of each Fund’s remaining shareholders), in accordance with SEC rules, the Funds reserve the right to pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Distributions and Taxes

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by each Fund in December.  Capital gain distributions, if any, are also normally made in December, but each Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends and capital gain distributions (net of any required tax withholding) will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash, while reinvesting dividends; or (3) receive all distributions in cash.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

Any dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution.  You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Funds’ current NAV per share, and to reinvest all subsequent distributions.

Taxes

Distributions made by each Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  Distributions designated as capital gain dividends are taxable as long-term capital gains regardless of the length of time you have owned your Fund shares.  The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.  Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December.  If you redeem shares, part of your redemption proceeds may represent your allocable share of the distributions made by a Fund relating to that tax year.  You will be informed annually of the amount and nature of each Fund’s distributions.  If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange and your adjusted tax basis for the shares, you may have a gain or a loss on the transaction.  Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains, depending on the period shares are held.  You are responsible for any tax liabilities generated by your transaction.  You should consult your own tax advisor concerning federal, state and local taxation of distributions from a Fund.

Distribution and Service Fees

The Trust has adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (“Rule 12b-1 Plan”).  This Rule 12b-1 Plan allows each Fund’s Investor Class to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders.  The maximum amount of the fee authorized is 0.25% of each Fund’s Investor Class Shares average daily net assets annually.  In general, these fees are passed on to brokers to compensate them for their ongoing servicing of Fund shareholders.  Because these distribution fees are paid out of each Fund’s Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment in either Fund’s Investor Class Shares and may cost you more than paying other types of sales charges.

In addition to paying fees under each Fund’s Rule 12b-1 Plan, the Funds’ Investor Class Shares may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payouts or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the Advisor.  Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and services fees paid by the Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

Index Descriptions

Please note that you cannot invest directly in an index.  The figures presented in the average annual total returns table reflect all dividends reinvested.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.  Because the S&P 500® Index is a widely recognized benchmark for the performance of U.S. stocks, it is used to compare the performance of the Funds.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies as determined by total market capitalization.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  This information was audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

Al Frank Fund – Investor Class

For a share outstanding throughout each year

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$17.33	$30.98	$32.84	$30.46	$28.44

Income from investment operations:
Net investment income/(loss)	0.14 ^	0.14 ^	0.04 ^	(0.09)^	(0.17)^
Net realized and unrealized gain/(loss) on investments	5.93	(13.65)	1.34	3.16	3.30
Total from investment operations	6.07	(13.51)	1.38	3.07	3.13

Less distributions:
From net investment income	(0.16)	(0.14)	(0.05)	—	—
From net realized gain on investments	—	—	(3.19)	(0.70)	(1.12)
	(0.16)	(0.14)	(3.24)	(0.70)	(1.12)

Redemption fees retained	0.00 ^#	0.00 ^#	0.00 ^#	0.01 ^	0.01 ^

Net asset value, end of year	$23.24	$17.33	$30.98	$32.84	$30.46

Total return	35.02%	-43.60%	4.05%	10.09%	11.06%

Ratios/supplemental data:
Net assets, end of year (thousands)	$116,326	$102,834	$240,064	$278,559	$264,186
Ratio of expenses to average net assets:
Before expense waiver	1.67%	1.65%	1.58%	1.62%	1.63%
After expense waiver	1.49%	1.49%	1.49%	1.62%	1.63%
Ratio of net investment income/(loss) to average net assets:
Before expense waiver	0.54%	0.39%	0.02%	(0.29%)	(0.57%)
After expense waiver	0.72%	0.55%	0.11%	(0.29%)	(0.57%)
Portfolio turnover rate	8.43%	6.19%	1.70%	17.75%	3.84%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

Al Frank Fund – Advisor Class

For a share outstanding throughout each period

	Year Ended December 31,			April 30, 2006* Through
	2009	2008	2007	December 31, 2006
Net asset value, beginning of period	$17.35	$31.05	$32.90	$33.42

Income from investment operations:
Net investment income/(loss)	0.19 ^	0.21 ^	0.13 ^	(0.06	)^
Net realized and unrealized gain/(loss) on investments	5.94	(13.70)	1.34	0.24
Total from investment operations	6.13	(13.49)	1.47	0.18

Less distributions:
From net investment income	(0.21)	(0.22)	(0.14)	—
From net realized gain on investments	—	—	(3.19)	(0.70)
	(0.21)	(0.22)	(3.33)	(0.70)

Redemption fees retained	—	0.01 ^	0.01 ^	0.00	^#

Net asset value, end of period	$23.27	$17.35	$31.05	$32.90

Total return	35.36%	-43.41%	4.35%	0.52	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,614	$3,815	$8,078	$6,468
Ratio of expenses to average net assets:
Before expense waiver	1.42%	1.40%	1.33%	1.45	%**
After expense waiver	1.24%	1.24%	1.24%	1.45	%**
Ratio of net investment income/(loss) to average net assets:
Before expense waiver	0.79%	0.65%	0.28%	(0.28	%)**
After expense waiver	0.97%	0.81%	0.37%	(0.28	%)**
Portfolio turnover rate	8.43%	6.19%	1.70%	17.75	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

Al Frank Dividend Value Fund – Investor Class

For a share outstanding throughout each year

	Year Ended December 31
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$8.25	$13.02	$13.33	$11.89	$11.06

Income from investment operations:
Net investment income	0.11^	0.11^	0.06^	0.07^	0.04^
Net realized and unrealized gain/(loss) on investments	1.90	(4.76)	0.23	1.72	0.83
Total from investment operations	2.01	(4.65)	0.29	1.79	0.87

Less distributions:
From net investment income	(0.11)	(0.12)	(0.06)	(0.07)	(0.03)
From net realized gain on investments	—	(0.00)#	(0.54)	(0.28)	(0.02)
	(0.11)	(0.12)	(0.60)	(0.35)	(0.05)

Redemption fees retained	0.00 ^#	0.00 ^#	0.00 ^#	0.00 ^#	0.01 ^

Net asset value, end of year	$10.15	$8.25	$13.02	$13.33	$11.89

Total return	24.41%	-35.66%	2.13%	15.05%	7.95%

Ratios/supplemental data:
Net assets, end of year (thousands)	$15,672	$14,374	$27,746	$30,171	$25,950
Ratio of expenses to average net assets:
Before expense waiver	2.50%	2.32%	2.12%	2.07%	2.13%
After expense waiver	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income/(loss) to average net assets:
Before expense waiver	0.69%	0.65%	0.27%	0.43%	0.17%
After expense waiver	1.21%	0.99%	0.41%	0.52%	0.33%
Portfolio turnover rate	2.17%	3.61%	4.49%	7.77%	8.83%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

Al Frank Dividend Value Fund – Advisor Class

For a share outstanding throughout each period

	Year Ended December 31,			April 30, 2006* Through December 31,
	2009	2008	2007	2006
Net asset value, beginning of period	$8.22	$12.99	$13.32	$13.18

Income from investment operations:
Net investment income	0.12 ^	0.14 ^	0.08 ^	0.10	^
Net realized and unrealized gain/(loss) on investments	1.92	(4.76)	0.22	0.42
Total from investment operations	2.04	(4.62)	0.30	0.52

Less distributions:
From net investment income	(0.14)	(0.15)	(0.10)	(0.10)
From net realized gain on investments	—	(0.00)#	(0.54)	(0.28)
	(0.14)	(0.15)	(0.64)	(0.38)

Redemption fees retained	0.00 ^#	—	0.01 ^	0.00	^#

Net asset value, end of period	$10.12	$8.22	$12.99	$13.32

Total return	24.79%	-35.48%	2.26%	3.95	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$565	$156	$177	$671
Ratio of expenses to average net assets:
Before expense waiver	2.25%	2.07%	1.87%	1.86	%**
After expense waiver	1.73%	1.73%	1.73%	1.73	%**
Ratio of net investment income to average net assets:
Before expense waiver	0.86%	0.95%	0.44%	1.00	%**
After expense waiver	1.38%	1.28%	0.58%	1.13	%**
Portfolio turnover rate	2.17%	3.61%	4.49%	7.77	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

Advisor
Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260
Laguna Beach, California 92651-6784
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022-3205

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

PN-1

Al Frank Fund
Investor and Advisor Classes

Al Frank Dividend Value Fund
Investor and Advisor Classes

Each Fund is a series of Advisors Series Trust

FOR MORE INFORMATION

The Statement of Additional Information (SAI) includes additional information about the Funds and is incorporated by reference into this Prospectus.

The Funds’ Annual and Semi-Annual Reports to shareholders (the “Shareholder Reports”) contain additional information about the Funds’ investments.  The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their previous fiscal year.

The SAI and Shareholder Reports are available free upon request.  To request them or other information, or to ask any questions, please call or write:

888.263.6443 (Shareholder Services)

Al Frank Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

You may also obtain a free copy of the SAI and Shareholder Reports on the Funds’ website at www.alfrankfunds.com.

The SAI and other Fund information may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Call (202) 551-8090 for information about its operations.

Reports and other Fund information are also available on the SEC’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of the proper duplicating fees, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by email at www.publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

Statement of Additional Information
April 30, 2010

AL FRANK FUND
Investor (VALUX) and Advisor (VALAX) Classes

AL FRANK DIVIDEND VALUE FUND
Investor (VALDX) and Advisor (VALEX) Classes

Each Fund is a series of Advisors Series Trust

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated April 30, 2010, as may be amended from time to time, of the Al Frank Fund – Investor and Advisor Classes and the Al Frank Dividend Value Fund – Investor and Advisor Classes (each, a “Fund,” and collectively, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  Al Frank Asset Management, Inc. (the “Advisor”) is the investment advisor to the Funds.  A copy of the Prospectus may be obtained: on the Funds’ website at www.alfrankfunds.com; by writing to the Funds’ transfer agent at U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202; or by calling 888.263.6443.

The Funds’ audited financial statements and notes thereto for the fiscal year ended December 31, 2009, are contained in the Funds’ Annual Report and are incorporated by reference into this SAI.  A copy of the Annual Report may be obtained without charge on the Funds’ website or by calling or writing the Funds as shown above.

THE TRUST

The Trust was organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of the Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Al Frank Fund – Investor Class commenced operations on January 2, 1998, the Al Frank Fund – Advisor Class commenced operations on April 30, 2006, the Al Frank Dividend Value Fund (“Dividend Value Fund”) – Investor Class commenced operations on September 30, 2004, and the Dividend Value Fund – Advisor Class commenced operations on April 30, 2006.

The Trust, on behalf of the Funds, has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), which details the attributes of each class.  Currently, the Funds are authorized to issue two classes of shares:  Investor Class Shares and Advisor Class Shares.  Investor Class Shares are subject to a Rule 12b-1 fee as described in the Prospectus and Advisor Class Shares are only available to certain accounts for which qualifying institutions act in a fiduciary, advisory, agency or custodial capacity and only with a sufficient minimum initial investment.

INVESTMENT POLICIES

The discussion below supplements information contained in the Funds’ Prospectus as to the investment policies of the Funds.

Diversification

Each of the Funds is a “diversified” fund under applicable federal securities law.  This means that, as to 75% of the Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.  However, diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite the Funds qualifying as “diversified” funds.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities

By investing in stocks, the Funds may expose your investment to a sudden decline in a holding’s share price or an overall decline in the stock market.  In addition, as with any stock fund, the value of your investment in the Funds will fluctuate on a day-to-day cyclical basis with movements in the stock market, as well as in response to the activities of individual companies in which the Funds invest. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

The economic crisis that began to unfold in 2007 continues to manifest itself in nearly all areas of the U.S. economy and has caused dramatic volatility in the financial markets, as well as a significant decrease in the value of many financial institutions, including, in general, a decrease in the value of stocks and bonds.  The U.S. government has taken a number of measures to attempt to restore stability to the financial markets and to promote economic recovery.  The measures have included various programs to stimulate economic activity, to reform regulatory oversight, to advance various social goals and to provide relief to businesses and individuals suffering from the effects of the economic crisis.  There is no guarantee that any of these programs or other efforts will be successful and therefore there is no guarantee that the financial markets or stock and bond values will stabilize in the near future.

Common Stocks

The Funds invest in common stocks.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth in the Prospectus, investments in common stocks are subject to the risk that in the event a company in which the Funds invest is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Funds as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Funds.

Preferred Stocks

The Funds may invest in preferred stocks.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospect.  Preferred stock has priority claim over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities

The Funds may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Warrants

The Funds may invest in warrants. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Funds’ entire investment therein).

Small-Capitalization Companies

The Funds may invest in companies with market capitalizations of less than $1 billion (a “small-cap company”).  Historically, stocks of small-cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies.  Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small-cap companies to changing economic conditions.  Besides exhibiting greater volatility, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks.  Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.  Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.  Thus, securities of small companies present greater risks than securities of larger, more established companies.  You should therefore expect the value of the Funds’ shares to be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Investments in small or unseasoned companies or companies with special circumstances often involve much greater risk than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in prices.

Medium-Capitalization Companies

The medium-capitalization companies (“mid-cap companies”) in which the Funds may invest ($1 - $18 billion) may be more vulnerable to adverse business or economic events than larger companies.  Historically, stocks of mid-cap companies have been more volatile than stocks of larger companies and may be considered to be more speculative than investments in larger companies.  Thus, securities of mid-cap companies present greater risks than securities of larger, more established companies.  You should consider that the value of the Funds’ shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Investment Company Securities

The Funds may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of their investment objectives, subject to the limitations set forth in the 1940 Act.  This may include investment in money market mutual funds in connection with the Funds’ management of daily cash positions.  Investments in the securities of other registered investment companies may involve duplication of management fees and certain other expenses.  By investing in another investment company, a Fund will become a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Funds’ investments in ETFs will involve duplication of management fees and other expenses since the Funds will be investing in another investment company.  In addition, each Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange and the Funds will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share (“NAV per share”).

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Foreign Investments and Currencies

The Funds may also invest in securities of foreign issuers (“foreign securities”), provided that they are publicly traded in the United States, including in American Depositary Receipts (“ADRs”).

American Depositary Receipts.  ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Funds will invest only in securities denominated in U.S. dollars.  For this reason, the value of the Funds’ assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case.  Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes.  The interest and dividends payable on certain foreign securities of each Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to each Fund’s shareholders.  Based on the principal investment strategies of the Funds, it is not expected that the Funds will be eligible to pass through to their shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by the Funds.

Short-Term Investments

The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Funds hold instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Investments” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objectives and policies stated above and in their Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  Both Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Government Obligations. The Funds may make short-term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of the Federal Home Loan Mortgage Corporation and the FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

The Funds may invest in sovereign debt obligations of foreign countries.  A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.  Emerging market governments could default on their sovereign debt.  Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt.  The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Options on Securities

Purchasing Put and Call Options.  The Funds may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by the Funds and with respect to various stock indices subject to certain restrictions, not in excess of 5% of each Fund’s total net assets.  The Funds will engage in trading of such derivative securities exclusively for hedging purposes.

If the Funds purchase a put option, the Funds acquire the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options).  Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security.  The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement.  If the Funds are holding a security which they feel has strong fundamentals, but for some reason may be weak in the near term, the Funds may purchase a put option on such security, thereby giving themselves the right to sell such security at a certain strike price throughout the term of the option.  Consequently, the Funds will exercise the put only if the price of such security falls below the strike price of the put.  The difference between the put’s strike price and the market price of the underlying security on the date the Funds exercise the put, less transaction costs, will be the amount by which the Funds will be able to hedge against a decline in the underlying security.  If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Funds paid for the put, plus transaction costs.  If the price of the underlying security increases, the profit the Funds realize on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If the Funds purchase a call option, they acquire the right to purchase the underlying security at a specified price at any time during the term of the option.  The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Funds have a short position in the underlying security and the security thereafter increases in price.  The Funds will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise.  If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs.  If the call option has been purchased to hedge a short position of the Funds in the underlying security and the price of the underlying security thereafter falls, the profit the Funds realize on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased.  The Funds generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. The Funds may write covered call options.  A call option is “covered” if the Funds own the security underlying the call or have an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian).  The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price.  The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period.  If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.”  This is accomplished by buying an option of the same series as the option previously written.  A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price, expiration date or both.  Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Funds.  If the Funds desire to sell a particular security from their portfolios on which they have written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Funds will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option.  The Funds will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option.  However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Funds resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Funds.

In addition to covered call options, the Funds may write uncovered (or “naked”) call options on securities, including ETFs, and indices; however, SEC rules require that the Funds segregate assets on their books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call.  The Funds will comply with guidelines established by the SEC.  Segregated securities cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets.  As a result, there is a possibility that segregation of a large percentage of each Fund’s assets could impede portfolio management of each Fund’s ability to meet redemption requests or other current obligations.

Stock Index Options.  The Funds may also purchase put and call options with respect to the S&P 500® Index and other stock indices.  Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in each Fund’s portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Funds.

The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally.  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock.  Accordingly, successful use by the Funds of options on a stock index would be subject to the Advisor’s ability to predict correctly movements in the direction of the stock market generally.  This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted.  Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index.  If this were to occur, the Funds would not be able to close out options which they had purchased, and if restrictions on exercise were imposed, the Funds might be unable to exercise an option they hold, which could result in substantial losses to the Funds.  It is the policy of the Funds to purchase put or call options only with respect to an index, which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Risks of Investing in Options.  There are several risks associated with transactions in options on securities and indices.  Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.  There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.  In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.  The extent to which the Funds may enter into options transactions may be limited by the Internal Revenue Code of 1986, as amended (the “Code”), requirements for qualification of each Fund as a regulated investment company. See “Dividends and Distributions” and “Tax Matters.”

Dealer Options.  The Funds may engage in transactions involving dealer options as well as exchange-traded options.  Certain additional risks are specific to dealer options.  While the Funds might look to a clearing corporation to exercise exchange-traded options, if the Funds were to purchase a dealer option they would need to rely on the dealer from which they purchased the option to perform if the option were exercised.  Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not.  Consequently, the Funds may generally be able to realize the value of a dealer option they have purchased only by exercising or reselling the option to the dealer who issued it.  Similarly, when the Funds write a dealer option, the Funds may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Funds originally wrote the option.  While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration.  Unless the Funds, as covered dealer call option writers, are able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised.  In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option.  With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds.  For example, because the Funds must maintain a secured position with respect to any call option on a security they write, the Funds may not sell the assets which they have segregated to secure the position while they are obligated under the option.  This requirement may impair the Funds’ ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities.  The Funds may treat the cover used for written dealer options as liquid if the dealer agrees that the Funds may repurchase the dealer option they have written for a maximum price to be calculated by a predetermined formula.  In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.  Accordingly, the Funds will treat dealer options as subject to the Funds’ limitation on illiquid securities.  If the Staff of the SEC changes its position on the liquidity of dealer options, the Funds will change their treatment of such instruments accordingly.

Spread Transactions.  The Funds may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded.  The purchase of a spread option gives the Funds the right to put securities that they own at a fixed dollar spread or fixed yield spread in relationship to another security that the Funds do not own, but which is used as a benchmark.  The risk to the Funds, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs.  The purchase of spread options will be used to protect the Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.  This protection is provided only during the life of the spread options.

Repurchase Agreements

The Funds may enter into repurchase agreements with respect to their portfolio securities.  Pursuant to such agreements, each Fund may acquire securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

The Funds may purchase securities on a “when-issued,” forward commitment or delayed settlement basis.  In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account.  Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment.  In such a case, the Funds may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Funds’ commitment.  It may be expected that the Funds’ net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.  Because the Funds will segregate liquid assets to satisfy their purchase commitments in the manner described, the Funds’ liquidity and the ability of the Advisor to manage them may be affected in the event the Funds’ forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of their net assets.

The Funds will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction.  If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or renegotiate a commitment after it is entered into, and may sell securities they have committed to purchase before those securities are delivered to the Funds on the settlement date.  In these cases the Funds may realize a taxable capital gain or loss.  When the Funds engage in when-issued, forward commitment and delayed settlement transactions, they rely on the other party to consummate the trade.  Failure of such party to do so may result in the Funds’ incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Funds starting on the day the Funds agree to purchase the securities.  The Funds do not earn interest on the securities they have committed to purchase until they are paid for and delivered on the settlement date.

Illiquid Securities

Typically, each Fund may hold up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called, “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity.  A considerable period of time may elapse between a Fund’s decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Funds.  However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Lending Portfolio Securities

The Al Frank Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms and the issuing bank would have to be satisfactory to the Fund.  Any loan might be secured by any one or more of the three types of collateral.  The terms of the Fund’s loans must permit the Fund to reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Code.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  The Al Frank Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.  In addition, the Fund is exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent.  As well, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Al Frank Fund will have to cover the loss when repaying the collateral.

Borrowing

The Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time 1/3 of the value of their total assets at the time of such borrowings.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Funds’ assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of each Fund’s agreement with its lender, the NAV per share of each Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Funds did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Short Sales

Currently, the Funds do not engage in short selling, but the Board has authorized them to engage in short selling involving commitments (on a daily marked-to-market basis) not to exceed 25% of their net assets.  In a short sale, the Funds sell a security that they do not own, in anticipation of a decline in the market value of the security.  To complete the sale, the Funds must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  The Funds are then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  The Funds are said to have a “short position” in the securities sold until they deliver them to the broker.  The period during which the Funds have a short position can range from one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Funds are required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.  To meet current margin requirements, the Funds are also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by the Funds create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Funds in effect profit from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Funds’ NAV per share will tend to increase more when the securities they have sold short decrease in value, and to decrease more when the securities they have sold short increase in value, than would otherwise be the case if they had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Funds may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions the Funds might have difficulty purchasing securities to meet their short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet their short sale obligations at a time when fundamental investment considerations would not favor such sales.

INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions - The Funds have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the respective Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Funds are diversified.  The Funds’ investment objectives are also fundamental.

In addition, the Al Frank Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.
Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.             Make investments for the purpose of exercising control or management.

In addition, the Dividend Value Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales; except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit; the regulatory limits allow the Fund to borrow up to 5% of its total assets for temporary purposes and to borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets; the effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets, including those assets represented by the borrowing;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.
Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.             Make investments for the purpose of exercising control or management.

The Funds observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

Each Fund may not:

1.
Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law;

2.
Hold, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity; or

3.	Purchase or sell futures contracts.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their ages, birth dates, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held during the past five years are set forth in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held

Michael D. LeRoy (age 62, dob 8/14/1947) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since December 2008.	President, Crown Capital Advisors, LLC (financial consulting firm) (2000 to present).	2	Independent Trustee from 2004 to 12/1/2008, Bjurman, Barry Funds (3 portfolios); Independent Trustee from 12/1/2008 to 5/1/2009, B.B. Funds (1 portfolio); Director, Wedbush Bank.

Donald E. O’Connor (age 73, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Trustee, The Forward Funds (35 portfolios).

George J. Rebhan (age 75, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 70, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	None.

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held

Joe D. Redwine(3) (age 62, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.	2	None.

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Joe D. Redwine (age 62, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 42, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 48, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Michael L. Ceccato (age 52, dob 9/11/1957) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

Jeanine M. Bajczyk, Esq. (age 45, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present); Senior Counsel, Wells Fargo Funds Management, LLC (May 2005 to May 2006); Senior Counsel, Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation

Effective January 1, 2010, the Independent Trustees receive an annual trustee fee of $50,000 per year with no additional fee for special meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  This amount is allocated among each of the current series of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Independent Trustees	Aggregate Compensation from Al Frank Fund(1)	Aggregate Compensation from Dividend Value Fund(1)	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Michael D. LeRoy	$1,682	$1,409	None	None	$3,091
Donald O’Connor	$1,682	$1,408	None	None	$3,090
George J. Rebhan	$1,682	$1,408	None	None	$3,090
George T. Wofford	$1,682	$1,408	None	None	$3,090
Name of Interested Trustee
Joe D. Redwine	None	None	None	None	None
(1)	For the Funds’ fiscal year ended December 31, 2009.
(2)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Funds and not to any other series of the Trust.  For the Funds’ fiscal year ended December 31, 2009, Independent Trustees’ fees for the Trust were $176,000.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s Advisors, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Advisors, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings”, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Qualified Legal Compliance Committee (the “QLCC”) and a Valuation Committee, which are discussed in greater detail under “Board Committees”, below.  More than 75% of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s Distributor and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Trust has not appointed a lead Independent Trustee.

The Trust has determined that the Board’s leadership structure is appropriate given the characteristics and circumstances of the Trust.  The Board reviews its structure annually.  The Board has also determined that the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, each of the Trustees has served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. LeRoy. Mr. LeRoy has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as an independent trustee of Bjurman, Barry Funds/B.B. Funds and as a former Partner (retired) in the investment company group of Pricewaterhouse, LLP.  Mr. LeRoy is a Certified Public Accountant and is President of his own financial consulting firm, Crown Capital Advisors, LLC.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the U.S. Securities and Exchange Commission.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisers.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the Qualified Legal Compliance Committee (“QLCC”), the Nominating Committee and the Valuation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Funds’ financial statements and to ensure the integrity of the Funds’ pricing and financial reporting. The Audit Committee typically meets once per year with respect to the various series of the Trust.  During the fiscal year ended December 31, 2009, the Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  During the fiscal year ended December 31, 2009, the QLCC did not meet with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  During the fiscal year ended December 31, 2009, the Nominating Committee did not meet with respect to the Funds.  The Nominating Committee is comprised of Messrs. LeRoy, O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  During the fiscal year ended December 31, 2009, the Valuation Committee met once with respect to the Al Frank Fund.

Trustee Ownership of Fund Shares and Other Interests

As of December 31, 2009, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor, as defined below, or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.  The following table states the dollar range of equity securities of the Funds beneficially owned by the Trustees as of December 31, 2009:

Name of Trustee	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, 10,001-$50,000, $50,001-$100,000, Over $100,000)		Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	Al Frank Fund	Dividend Value Fund
Michael D. LeRoy, Independent Trustee	None	None	None
Donald E. O’Connor, Independent Trustee	None	None	None
George J. Rebhan, Independent Trustee	$10,001 - $50,000	None	$10,001 - $50,000
George T. Wofford, Independent Trustee	$1 - $10,000	$1 - $10,000	$1 - $10,000
Joe D. Redwine, Interested Trustee	None	None	None

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.  As of March 31, 2010, the following shareholders were considered to be either a principal shareholder or control person of each Fund’s Investor Class and Advisor Class:

Al Frank Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	Schwab Holdings, Inc.	DE	29.50%	Record

National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	19.90%	Record

Ameritrade Inc. 4211 S. 102nd Street Omaha, NE 68127-1123	N/A	N/A	6.75%	Record

Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	N/A	N/A	5.97%	Record

Al Frank Fund – Advisor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	Schwab Holdings, Inc.	DE	43.19%	Record

Marcus R. Rusek c/o The Al Frank Funds 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202	N/A	N/A	18.61%	Beneficial

Ameritrade Inc. 4211 S. 102nd Street Omaha, NE 68127-1123	N/A	N/A	13.98%	Record

National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	7.52%	Record

Alan E. Bartholemy Jr. c/o The Al Frank Funds 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202	N/A	N/A	6.82%	Beneficial

Dividend Value Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	N/A	N/A	21.90%	Record

National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	19.42%	Record

LPL Financial Services 9785 Towne Centre Drive San Diego, CA 92121-1968	N/A	N/A	5.05%	Record

Dividend Value Fund – Advisor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	Fidelity Global Brokerage Group, Inc.	DE	45.59%	Record

Ameritrade Inc. 4211 S. 102nd Street Omaha, NE 68127-1123	N/A	N/A	19.85%	Record

LPL Financial Services 9785 Towne Centre Drive San Diego, CA 92121-1968	N/A	N/A	14.14%	Record

Laura Helmer c/o Al Frank Funds 615 E. Michigan Street Milwaukee, WI 53202	N/A	N/A	10.96%	Beneficial

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	N/A	N/A	5.09%	Record

Management Ownership Information. As of March 31, 2010, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of either Fund.

The Advisor

Subject to the supervision of the Board, investment management and related services are provided by Al Frank Asset Management, Inc., pursuant to the investment advisory agreements (the “Advisory Agreements”).  The Advisor is 100% owned and controlled by AF Holdings, Inc., an asset management holding company based in California.

Under the Advisory Agreements, the Advisor agrees to invest the assets of the Funds in accordance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds’ and Trust’s governing documents, including, without limitation, the Trust’s Declaration of Trust and Amended and Restated By-Laws; the Prospectus, SAI, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor.  In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

The Advisory Agreements continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreements.  The Advisory Agreements are terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board, or by the Advisor on 60 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Funds with advice and recommendations with respect to the investment of the Funds’ assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Funds, subject to the ultimate supervision and direction of the Board; (iv) vote proxies and take other actions with respect to the Funds’ securities; (v) maintain the books and records required to be maintained with respect to the securities in the Funds’ portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Funds’ assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Board such periodic and special reports as the Board may reasonably request.  The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreements.  Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust.  Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Board may desire and reasonably request.  With respect to the operation of the Funds, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Funds’ Prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board meetings or shareholder meetings convened for the primary benefit of the Advisor.

Fund Expenses

As compensation, each Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund for each of the Investor Class and Advisor Class, respectively, at the annual rate of 1.00%.  In addition to the fees payable to the Advisor, each Fund is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreements.

Though each Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses of the Al Frank Fund to ensure that its Investor Class and Advisor Class Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 1.49% and 1.24%, respectively, of their average daily net assets.  The Advisor has also contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses of the Dividend Value Fund to ensure that its Investor Class and Advisor Class Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.98% and 1.73%, respectively, of their average daily net assets.  If the Advisor requests, any reduction in management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor from the respective Fund in subsequent fiscal years.  This recoupment may be requested if the aggregate amount actually paid by each respective Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to recoup management fee waivers and/or Fund expense payments made in the prior three fiscal years from the date the management fee waivers and/or Fund expense payments were made.  Any such recoupment must be approved by the Board.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or Fund expenses.

For the fiscal years ended December 31, 2007, through December 31, 2009, the Funds paid the following fees to the Advisor:

Al Frank Fund
	Management Fees Paid During Fiscal Years Ended December 31,
	2009	2008	2007
Management Fees Accrued	$1,121,541	$1,781,131	$2,728,875
Management Fees Waived by Advisor	$(203,579)	$(291,000)	$(249,714)
Management Fees Recouped by Advisor	$0	$0	$0
Total Management Fees Paid to Advisor	$917,962	$1,490,131	$2,479,161

Dividend Value Fund
	Management Fees Paid During Fiscal Years Ended December 31,
	2009	2008	2007
Management Fees Accrued	$145,694	$217,651	$309,476
Management Fees Waived by Advisor	$(75,653)	$(73,930)	$(45,435)
Management Fees Recouped by Advisor	$0	$0	$0
Total Management Fees Paid to Advisor	$70,041	$143,721	$264,041

Portfolio Managers

John Buckingham is the portfolio manager responsible for the day-to-day management of the Funds.  The following table shows the number of other accounts managed by Mr. Buckingham and the total assets in the accounts managed within various categories as of December 31, 2009.

John Buckingham
Type of Accounts	Number of Accounts	Total Assets
Registered Investment Companies	0	$0
Other Pooled Investments	0	$0
Other Accounts	700	$312,277,065

Mr. Buckingham does not have day-to-day management responsibilities of any accounts that pay performance-based management fees.

Material Conflicts of Interest.  Where conflicts of interest arise between the Funds and other accounts managed by Mr. Buckingham, he will proceed in a manner that ensures that the Funds will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by Mr. Buckingham.  In such instances, securities will be allocated in accordance with the Advisor’s trade allocation policy.

Compensation. Mr. Buckingham’s compensation is made up of salary and bonuses.  Mr. Buckingham’s salary is based on assets under management for private clients.  The calculation does not include Fund performance or Fund assets under management.  Mr. Buckingham’s bonus is based on overall performance as measured by the Value Composite, an additional bonus is based on overall profitability of the Advisor.  Mr. Buckingham’s retirement plan consists of a SIMPLE IRA.  The company matches 3% of gross pay to statutory limits.

Securities Owned in the Funds by Portfolio Manager.  As of December 31, 2009, the portfolio manager owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
	Al Frank Fund	Dividend Value Fund
John Buckingham	$50,001 - $100,000	$50,001 - $100,000

Service Providers

Administrator
Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator” or “USBFS”) acts as administrator for the Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, from time to time, monitoring the Funds’ compliance with the Funds’ investment objectives and restrictions, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.  Additionally, the Administrator provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Funds by the Board.

For the fiscal years ended December 31, 2007, through December 31, 2009, the Funds paid the following in administration fees to USBFS:

Administration Fees Paid
	2009	2008	2007
Al Frank Fund	$105,702	$211,405	$261,903
Dividend Value Fund	$12,797	$51,178	$71,895

USBFS also serves as the Funds’ accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Custodian
Pursuant to a custodian agreement between the Trust and U.S. Bank National Association, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

The Administrator, Custodian, and Quasar (see below) are affiliated entities under the common control of U.S. Bancorp.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP (“Tait”), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022-3205, is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Paul Hastings also serves as independent legal counsel to the Board.

DISTRIBUTION ARRANGEMENTS

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”), with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), pursuant to which Quasar acts as the Funds’ principal underwriter and distributor, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.

The Distribution Agreement will continue in effect after the initial term only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees who are not parties to the Distribution Agreement.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees or by Quasar on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that Quasar, as agent in connection with the distribution of Funds shares, will use its best efforts to distribute the Funds’ shares.

Quasar was re-approved to serve as distributor for the Funds at a meeting of the Board held on December 9, 2009.

The Advisor may pay selling dealers an additional amount from the Advisor’s own resources as supplemental distribution assistance.  The Advisor may pay up to a total of 0.50% on the amount of the initial purchase.  This supplemental distribution assistance may be paid to any dealer who has executed a selling agreement with Quasar through which the purchase is made.  Additionally, the Advisor, at its discretion, may pay a “finder’s fee” of up to 0.50% of the initial purchase amount to any person who has assisted the Advisor or Quasar in securing additional investments in the Funds.

Distribution Plan

Each Fund has adopted a Distribution Plan for the Investor Class Shares in accordance with Rule 12b-1 (the “Plan”) under the 1940 Act.  Expenses permitted to be paid under the Plan include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of each Fund’s Investor Class Shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Funds and such other expenses as may be approved from time to time by the Board.  The Plan provides that the Funds will compensate the Advisor as distribution coordinator at an annual rate of up to 0.25% of the average daily net assets of the Investor Class Shares of the Funds.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of Quasar and the Advisor, in their capacities as the Funds’ principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of each Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal year ended December 31, 2009, distribution-related expenditures primarily intended to result in the sale of the Al Frank Fund Investor Class Shares that were made by the Fund totaled $268,725.  The following table shows the dollar amounts by category allocated to the Al Frank Fund Investor Class Shares for distribution-related expenses:

Al Frank Fund – Investor Class Shares
Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended December 31, 2009
Total Dollars Allocated
Advertising/Marketing	$20,154
Printing/Postage	$1,344
Payment to distributor	$3,493
Payment to dealers	$198,588
Compensation to sales personnel	$44,877
Interest, carrying, or other financing charges	$0
Other	$269
Total	$268,725

For the fiscal year ended December 31, 2009, distribution-related expenditures primarily intended to result in the sale of the Dividend Value Fund Investor Class Shares that were made by the Fund totaled $35,317.  The following table shows the dollar amounts by category allocated to the Dividend Value Fund Investor Class Shares for distribution-related expenses:

Dividend Value Fund – Investor Class Shares
Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended December 31, 2009
Total Dollars Allocated
Advertising/Marketing	$7,452
Printing/Postage	$565
Payment to distributor	$247
Payment to dealers	$10,701
Compensation to sales personnel	$16,281
Interest, carrying, or other financing charges	$0
Other	$71
Total	$35,317

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreements state that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Board.  The Advisor’s primary consideration in effecting a securities transaction will be execution at the most favorable price.  In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis.  The price to the Funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Advisor and the Board may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by these Agreements or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities with respect to the Funds.  The Advisor is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers or dealers who also provide research or statistical material (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), or other services, to the Trust, the Advisor, or any affiliate of either.  Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor.

On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Funds as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

The following brokerage commissions were paid by the Funds during the fiscal years ended December 31, 2007, through December 31, 2009.

Al Frank Fund
Aggregate Brokerage Commissions Paid During Fiscal Years Ended December 31,
2009	2008	2007
$64,518	$66,967	$51,134

The following brokerage commissions were paid by the Dividend Value Fund during the fiscal years ended December 31, 2007, through December 31, 2009.

Dividend Value Fund

Aggregate Brokerage Commissions Paid During Fiscal Years Ended December 31,
2009	2008	2007
$2,441	$4,453	$3,677

REVENUE SHARING ARRANGEMENT

The Advisor, out of its own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Funds. Such payments and compensation are in addition to the service fees and other fees paid by the Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Prospectus.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the Funds and/or investors in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Funds and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) a percentage of net assets; and/or (iii) as a fixed dollar-amount. As of December 31, 2009, the Advisor did not have revenue sharing arrangements with any brokers or financial intermediaries.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investing considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% portfolio turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.  See “Portfolio Transactions and Brokerage.”  For the fiscal years ended December 31, 2008 and December 31, 2009, the Al Frank Fund experienced the following portfolio turnover rates:

Al Frank Fund
Portfolio Turnover During Fiscal Years Ended December 31,
2009	2008
8.43%	6.19%

For the fiscal years ended December 31, 2008 and December 31, 2009, the Dividend Value Fund experienced the following portfolio turnover rates:

Dividend Value Fund
Portfolio Turnover During Fiscal Years Ended December 31,
2009	2008
2.17%	3.61%

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These Disclosure Policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Top 10 holdings and sector composition are made available to the public at the end of each calendar quarter with a lag of up to seven business days.  These holdings are posted quarterly to www.alfrankfunds.com.  A complete list of each Fund’s portfolio holdings as of each calendar quarter-end is available by request seven business days after the calendar quarter-end by calling 888.263.6443.  From time to time the Advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

Pursuant to the Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons are:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings  by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds’ and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any “material compliance matters” (as defined in Rule 38a-1 under 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Advisor, nor the Funds may receive compensation in connection with the disclosure of information about the Funds’ portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Funds, and shall report such determination to the Advisor’s Board of Directors and to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Policies, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Funds directly from the Funds or from selected securities brokers, dealers or financial intermediaries.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined NAV per share after receipt of the order by such agent before the Funds’ daily cutoff time.  Orders received after that time will be purchased at the next-determined NAV per share.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of each Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or Quasar such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

Shares are purchased at the NAV per share next determined after the Transfer Agent receives your order in proper form.  In most cases, in order to receive that day’s NAV per share, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”).  If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day’s NAV per share.  The price per share will be the NAV per share next computed after the time the application and funds are received in proper order and accepted by the Funds.  The determination of NAV per share for a particular day is applicable to all requests to purchase shares, and redeem shares, received at or before the close of trading on the NYSE on that day (normally, 4:00 p.m. Eastern time).  Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be based upon the NAV per share as determined as of the close of trading on the next day the NYSE is open.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares by wire to avoid any delay in redemption or transfer.  Otherwise the Funds may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.  To eliminate the need for safekeeping, the Funds will not issue certificates for your shares.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly through the Funds or through your investment representative.  The Funds will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  At various times, the Funds may be requested to redeem shares for which they have not yet received confirmation of good payment; in this circumstance, the Funds may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Funds.

Send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next NAV per share calculated after the Funds receive your request in proper form.  In order to receive that day’s NAV per share, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s NAV per share.  Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.  Redemption requests exceeding $100,000 from any shareholder account will require a signature guarantee.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required.  The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.  Contact the Transfer Agent for details.

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent are authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of the Funds and depositing and withdrawing monies from the bank account specified on the Voided Check for Bank Information section of the shareholder’s latest account application or as otherwise properly specified to the Funds in writing.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.  The Telephone Redemption Privilege may be modified or terminated without notice.

Subject to compliance with applicable regulations, the Funds have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash (a redemption-in-kind).  If the Fund pays your redemption proceeds by a distribution of the Fund’s securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the NYSE (normally, 4:00 p.m. Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.

The Funds’ securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, based on the value determined on the 61st day.

An option that is written by the Funds or purchased by the Funds is generally valued using composite pricing.  Composite pricing uses the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the options exchanges on which an option is quoted.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, as of closing, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

TAX MATTERS

Each Fund has elected to qualify and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing and amount of its distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.  If a Fund does not qualify as a regulated investment company, it may be taxed as a corporation.

In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  Each Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of such Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of each Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that such Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  Each Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of such Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of such Fund’s net tax-exempt interest, if any.

In addition to the taxable year 90% distribution requirement described in the previous paragraph, and in order to avoid the imposition of a non-deductible 4% excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from prior years that were not distributed and on which no federal income tax was paid.  The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

At December 31, 2009, the Al Frank Fund deferred on a tax basis post-October losses of $138,048.

The Al Frank Fund and the Al Frank Dividend Value Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund

Year	Amount	Year	Amount
2016	$1,787,918	2016	$516,237
2017	$6,860,588	2017	$1,666,856
	$8,648,506		$2,183,093

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares.  In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains.  Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of the Fund on the reinvestment date.  Fund distributions also will be included in individual and corporate shareholders’ income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund’s shares by a shareholder will be required to file information reports with the Internal Revenue Service with respect to distributions and payments made to the shareholder.  In addition, the Fund will be required to withhold federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non–exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

The Funds may receive dividend distributions from U.S. corporations.  To the extent that the Funds receive such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Funds may be entitled to the “dividends received” deduction.  Availability of the deduction is subject to certain holding period and debt–financing limitations.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income or qualified dividend income.  Under current law, distributions of certain qualified dividend income paid out of the Funds’ investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are currently significantly lower than the highest rate that applies to ordinary income.

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund.  Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option.  Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by a Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes.  In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short–term capital gain rather than long–term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short–term capital losses, be treated as long–term capital losses.  Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by a Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value.  Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long–term capital gain or loss, and the balance will be treated as short–term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund.  Under these rules, foreign exchange gain or loss realized with respect to foreign currency–denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark–to–market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.  Some part of the Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund’s shares acquired by the shareholder.

Section 475 of the Code requires that a “dealer” in securities must generally “mark to market” at the end of its taxable year all securities which it owns.  The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment.  The “mark to market” rules do not apply, however, to a security held for investment which is clearly identified in the dealer’s records as being held for investment before the end of the day in which the security was acquired.  The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the “mark to market” rules.  Shares of a Fund held by a dealer in securities will be subject to the “mark to market” rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

Redemptions of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder’s adjusted tax basis for the shares.  Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long–term capital loss to the extent of distributions of long–term capital gain dividends during such six–month period.  All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment.  Foreign taxes may apply to non–U.S. investors.

Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund.  Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in a Fund.  Paul Hastings has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

The Funds will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is each Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain a Fund may realize from transactions involving investments held less than the period required for long–term capital gain or loss recognition or otherwise producing short–term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long–term capital gain or loss recognition or otherwise producing long–term capital gains and losses, the Fund will have a net long–term capital gain.  After deduction of the amount of any net short–term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long–term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by each Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Funds unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted the Advisor’s Proxy Policies which underscore the Advisor’s concern that all proxy voting decisions be made solely in the best interests of each Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Advisor. This policy is intended to serve as a guideline and to further the economic value of each security held by the Funds.  There will be regular review of this policy.  Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interests, the Advisor will resolve the conflict by voting in accordance with the policy guidelines or using the recommendation of an independent third party.  If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting the securities held by the Fund.

The Trust is required to annually file Form N-PX, which lists each Fund’s complete proxy voting record for the 12-month period ending June 30.  Each Fund’s proxy voting record is available without charge, upon request, by calling toll-free 888.263.6443 and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s AML Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

Procedures to implement the AML Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in the Funds proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund has two classes of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series.  Unless each series is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Investors in the Funds will be informed of the Funds’ progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.

CODE OF ETHICS

The Trust, the Advisor and Quasar have each adopted Codes of Ethics (the “Codes”) that govern the conduct of employees of the Trust, the Advisor and Quasar who may have access to information about the Funds’ securities transactions.  The Codes recognize that such persons owe a fiduciary duty to the Funds’ shareholders and must place the interests of shareholders ahead of their own interests.  Among other things, the Codes require, under certain circumstances, pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Funds; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings.  Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

FINANCIAL STATEMENTS

The Annual Report for the Funds for the fiscal year ended December 31, 2009, is a separate document supplied with this SAI and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

APPENDIX

SHORT-TERM RATINGS

Standard & Poor’s Short-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Short-Term Debt Ratings

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

PART C
(Al Frank Funds)

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement (Al Frank Fund) dated November 5, 1999, was previously filed with Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A on April 26, 2004, and is incorporated herein by reference.

(ii)
Investment Advisory Agreement (Al Frank Dividend Value Fund) dated September 10, 2004, was previously filed with Post-Effective Amendment No. 267 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(e)
Distribution Agreement dated June 30, 2006, was previously filed with Post-Effective Amendment No. 267 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(i)
Amendment dated November 25, 2008, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 283 to the Registration Statement on Form N-1A on April 23, 2009, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Custody Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)
Amendment dated November 25, 2008, to the Custody Agreement was previously filed with Post-Effective Amendment No. 289 to the Registration Statement on Form N-1A on April 23, 2009, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)
Addendum dated August 24, 2007, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Trust’s Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(2)
Amendment dated February 1, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 313 to the Registration Statement on Form N-1A on February 25, 2010, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(2)
Amendment dated November 25, 2008, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 283 to the Registration Statement on Form N-1A on April 23, 2009, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)
Amendment dated November 25, 2008, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 283 to the Registration Statement on Form N-1A on April 23, 2009, and is incorporated herein by reference.

(iv)	Operating Expenses Limitation Agreements.

(1)
Operating Expenses Limitation Agreement (Al Frank Fund) dated May 1, 1999, was previously filed with Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A on April 26, 2004, and is incorporated herein by reference.

(a)
Appendix A dated January 1, 2007, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 267 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(2)
Operating Expenses Limitation Agreement (Al Frank Dividend Value Fund) dated September 10, 2004, was previously filed with Post-Effective Amendment No. 267 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(v)
Power of Attorney dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(i)	Legal Opinions.

(i)
Legal Opinion (Al Frank Fund) dated April 24, 2000, was previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on April 28, 2000, and is incorporated herein by reference.

(ii)
Legal Opinion (Al Frank Dividend Value Fund) dated September 28, 2004, was previously filed with Post-Effective Amendment No. 161 to the Registration Statement on Form N-1A on October 12, 2004, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plans.

(i)
Amended and Restated Share Marketing Plan (Al Frank Fund) dated September 10, 1999, was previously filed with Post-Effective Amendment No. 267 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(ii)
Rule 12b-1 Share Marketing Plan (Al Frank Dividend Value Fund) dated September 1, 2004, was previously filed with Post-Effective Amendment No. 267 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(n)
Rule 18f-3 Multiple Class Plan dated March 22, 2006, was previously filed with Post-Effective Amendment No. 220 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated December 2007, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(ii)
Code of Ethics for Advisor dated March 31, 2009, was previously filed with Post-Effective Amendment No. 313 to the Registration Statement on Form N-1A on February 25, 2010, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-30528) dated March 17, 2010.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Keystone Mutual Funds
Advisors Series Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds, Inc.
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	Masters' Select Funds Trust
Alpine Series Trust	Matrix Advisors Value Fund, Inc.
Artio Global Funds	Monetta Fund, Inc.
Brandes Investment Trust	Monetta Trust
Brandywine Blue Funds, Inc.	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	Rockland Funds Trust
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds
Jensen Funds

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	Trustee, Chairman and Chief Executive Officer
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Advisor	Al Frank Asset Management, Inc. 32392 Coast Highway, Suite 260 Laguna Beach, California 92651
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 320 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 320 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of April, 2010.

 Advisors Series Trust

By:/s/ Douglas G. Hess
      Douglas G. Hess
      President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 320 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Michael D. LeRoy*	Trustee	April 26, 2010
Michael D. LeRoy

Donald E. O’Connor*	Trustee	April 26, 2010
Donald E. O’Connor

George J. Rebhan*	Trustee	April 26, 2010
George J. Rebhan

George T. Wofford*	Trustee	April 26, 2010
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	April 26, 2010
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	April 26, 2010
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	April 26, 2010
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		April 26, 2010
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j